Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Notes to the consolidated statements of cash flows
27. Notes to the consolidated statements of cash flows
Major
non-cash
transactions

(a)
During the year ended December 31, 2020, the Group acquired
 a
100% equity interest in Rosenkavalier by issuing 4,856,273 ordinary shares of the Company, which had a total value of RMB284,000,000 (Note 8).

(b)
During the year ended December 31, 2020, the Group and two independent third parties entered into an agreement to offset the non-current
loan receivable against a
non-current
loan payable of RMB36,000,000. As a result, both the
non-current
loan receivable and
non-current
loan payable were derecognised through a
non-cash
transaction.

(c)
During the year ended December 31, 2021, the Group had
non-cash
additions to
right-of-use
assets and lease liabilities of RMB2,259,000 (2020: RMB1,286,000) in respect of lease arrangements for three leased properties (Note 24).

(d)
During the year ended December 31, 2021, the Group entered into finance lease arrangements in respect of property, plant and equipment with a total capital value at the inception of the leases of RMB475,000 (2020: RMB4,396,000) (Note 24).